Vanguard Windsor Fund

Schedule of Investments (unaudited)
As of January 31, 2020

		Market
		Value
	Shares	($000)
Common Stocks (97.3%)1
Communication Services (8.5%)
Comcast Corp.	9,102,459	393,135
Verizon Communications Inc.	4,883,142	290,254
T-Mobile US Inc.	3,267,723	258,771
Electronic Arts Inc.	1,914,912	206,657
Charter Communications Inc.	313,404	162,174
* Alphabet Inc.	103,730	148,622
Interpublic Group of Cos. Inc.	4,983,648	113,129
AT&T Inc.	1,666,954	62,711
		1,635,453
Consumer Discretionary (8.2%)
Expedia Group Inc.	1,807,340	196,006
General Motors Co.	5,684,164	189,794
Dollar Tree Inc.	1,727,577	150,420
Ford Motor Co.	16,709,926	147,382
Lear Corp.	1,178,179	145,128
PVH Corp.	1,458,199	127,111
Newell Brands Inc.	5,957,934	116,358
Gildan Activewear Inc.	4,057,702	112,480
VF Corp.	1,240,600	102,933
TJX Cos. Inc.	1,675,007	98,892
Mohawk Industries Inc.	745,450	98,161
* Norwegian Cruise Line Holdings Ltd.	1,659,891	89,385
Las Vegas Sands Corp.	321,959	21,027
		1,595,077
Consumer Staples (4.7%)
Philip Morris International Inc.	3,971,631	328,454
Kroger Co.	8,085,839	217,186
Archer-Daniels-Midland Co.	3,369,845	150,834
* US Foods Holding Corp.	2,144,839	86,158
Keurig Dr Pepper Inc.	2,552,500	72,823
Kellogg Co.	432,159	29,477
Walmart Inc.	248,796	28,485
		913,417
Energy (8.0%)
Halliburton Co.	11,697,877	255,131
Canadian Natural Resources Ltd.	7,764,224	218,408
Chevron Corp.	1,645,546	176,304
Concho Resources Inc.	2,277,407	172,582
National Oilwell Varco Inc.	7,634,325	157,343
Diamondback Energy Inc.	1,931,916	143,734
Enbridge Inc.	2,950,708	120,005
Exxon Mobil Corp.	1,472,730	91,486
Royal Dutch Shell plc	1,712,553	89,310
Baker Hughes Co.	3,439,532	74,500
Cenovus Energy Inc.	6,621,254	57,671
		1,556,474

Financials (23.3%)
Bank of America Corp.	18,832,118	618,258
Citigroup Inc.	5,266,988	391,917
MetLife Inc.	7,686,070	382,075
Raymond James Financial Inc.	3,488,373	318,942
Equitable Holdings Inc.	9,905,344	237,926
* Athene Holding Ltd.	4,575,518	199,310
American International Group Inc.	3,671,029	184,506
Capital One Financial Corp.	1,797,232	179,364
Morgan Stanley	3,128,833	163,513
JPMorgan Chase & Co.	1,218,510	161,282
Wells Fargo & Co.	3,377,478	158,539
M&T Bank Corp.	904,797	152,476
Zions Bancorp NA	3,261,099	148,347
TD Ameritrade Holding Corp.	2,908,048	138,074
Voya Financial Inc.	2,064,001	123,283
Goldman Sachs Group Inc.	493,525	117,336
ING Groep NV ADR	10,549,795	114,676
Unum Group	4,203,351	112,187
London Stock Exchange Group plc	1,085,429	112,170
Assurant Inc.	852,143	111,256
Prudential Financial Inc.	994,725	90,580
KKR & Co. Inc. Class A	2,130,259	67,955
Fifth Third Bancorp	2,159,384	61,435
KeyCorp	3,143,625	58,817
Axis Capital Holdings Ltd.	896,994	57,632
UBS Group AG	2,753,680	34,063
Invesco Ltd.	695,225	12,027
		4,507,946
Health Care (13.7%)
CVS Health Corp.	5,550,252	376,418
Bristol-Myers Squibb Co.	5,588,875	351,820
UnitedHealth Group Inc.	993,268	270,616
Medtronic plc	1,953,871	225,555
McKesson Corp.	1,375,476	196,157
Gilead Sciences Inc.	2,583,979	163,307
Centene Corp.	2,505,314	157,359
Amgen Inc.	677,924	146,465
Eli Lilly & Co.	962,854	134,453
Koninklijke Philips NV	2,878,330	131,820
Anthem Inc.	454,500	120,570
* Mylan NV	4,389,901	94,032
Regeneron Pharmaceuticals Inc.	262,300	88,642
Pfizer Inc.	1,888,111	70,313
Cardinal Health Inc.	1,260,058	64,527
Cigna Corp.	298,096	57,348
Biogen Inc.	45,702	12,287
		2,661,689
Industrials (9.4%)
Westinghouse Air Brake Technologies Corp.	4,789,273	353,736
General Electric Co.	19,315,466	240,478
Southwest Airlines Co.	3,835,474	210,874
Raytheon Co.	688,131	152,036
Ferguson plc	1,541,538	138,435
L3Harris Technologies Inc.	557,197	123,324
Delta Air Lines Inc.	2,181,100	121,575

Stanley Black & Decker Inc.	746,140	118,882
JB Hunt Transport Services Inc.	885,586	95,581
Eaton Corp. plc	725,430	68,531
* Sensata Technologies Holding plc	1,346,647	63,656
Parker-Hannifin Corp.	317,760	62,182
Middleby Corp.	369,584	41,453
Dover Corp.	281,597	32,060
		1,822,803
Information Technology (9.9%)
Intel Corp.	5,937,494	379,584
* Micron Technology Inc.	5,236,146	277,987
KLA Corp.	1,078,345	178,725
Broadcom Inc.	554,582	169,236
SS&C Technologies Holdings Inc.	2,663,939	167,855
Amdocs Ltd.	2,046,109	147,217
Cognizant Technology Solutions Corp.	1,962,403	120,452
Hewlett Packard Enterprise Co.	8,187,213	114,048
Oracle Corp.	1,972,134	103,438
* Arrow Electronics Inc.	1,332,296	101,175
Samsung Electronics Co. Ltd.	1,863,975	86,364
Juniper Networks Inc.	1,836,089	42,120
Cisco Systems Inc.	556,397	25,578
		1,913,779
Materials (3.9%)
FMC Corp.	2,332,625	222,976
Reliance Steel & Aluminum Co.	1,481,955	170,129
Celanese Corp.	1,529,463	158,299
PPG Industries Inc.	778,941	93,348
Vulcan Materials Co.	634,952	89,928
Livent Corp.	2,292,561	21,573
		756,253
Real Estate (3.7%)
Equinix Inc.	350,444	206,667
Americold Realty Trust	5,165,549	178,057
Host Hotels & Resorts Inc.	8,839,808	144,443
American Tower Corp.	415,286	96,238
Simon Property Group Inc.	709,871	94,519
		719,924
Utilities (4.0%)
Exelon Corp.	6,508,770	309,752
Duke Energy Corp.	2,325,697	227,058
Edison International	1,708,842	130,812
Avangrid Inc.	1,258,907	67,049
Entergy Corp.	239,718	31,528
		766,199
Total Common Stocks (Cost $15,676,532)		18,849,014

				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (2.5%)1
Money Market Fund (1.0%)
2 Vanguard Market Liquidity Fund	1.730%		2,016,699	201,711

			Face
		Maturity	Amount
		Date	($000)
Repurchase Agreement (1.4%)
Bank of America Securities, LLC (Dated
1/31/20, Repurchase Value $275,436,000
collateralized by Federal National Mortgage
Assn. 2.500%—5.000%, 4/1/30—11/1/49,
Federal Home Loan Mortgage Corp.
0.000%–5.000%, 7/1/33–1/1/50, with a
value of $280,908,000)	1.590%	2/3/20	275,400	275,400

U.S. Government and Agency Obligations (0.1%)
3 United States Treasury Bill	1.527%	4/30/20	12,700	12,653
Total Temporary Cash Investments (Cost $489,730)				489,764
Total Investments (99.8%) (Cost $16,166,262)				19,338,778
Other Assets and Liabilities-Net (0.2%)				34,250
Net Assets (100%)				19,373,028

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.1% and 1.7%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Securities with a value of $6,924,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2020	969	156,203	726

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an

Windsor Fund

independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time.
When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard
Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation
(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

E. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used

Windsor Fund

to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of
January 31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	18,380,225	468,789	—
Temporary Cash Investments	201,711	288,053	—
Futures Contracts—Liabilities[1]	(3,293)	—	—
Total	18,578,643	756,842	—
1 Represents variation margin on the last day of the reporting period.

F. Transactions during the period in investments where the issuer is another member of The
Vanguard Group were as follows:

					Current Period Transactions
	Oct. 31,		Proceeds					Jan. 31,
	2019		from	Realized	Change in		Capital Gain	2020
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	415,193	NA1	NA1	29	17	1,427	—	201,711

Vanguard Value ETF	61,815	—	65,150	36,384	(33,049)	—	—	—

Total	477,008			36,413	(33,032)	1,427	—	201,711
1 Not applicable—purchases and sales are for temporary cash investment purposes.